DERIVATIVES - Disclosure by Type of Financial Instrument (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 212,977	$ 272,606
Derivative Liability, Fair Value, Gross Asset	(206,090)	(402,480)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	6,887
Derivative Asset, Fair Value, Amount Not Offset Against Collateral		(129,874)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	92,209	184,991
Derivative Liability, Fair Value, Gross Asset	(149,647)	(385,088)
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(57,438)	(200,097)
Fair Value Hedges | Foreign Exchange [Member] | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	120,768	87,615
Derivative Liability, Fair Value, Gross Asset	(56,443)	(17,392)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 64,325	$ 70,223